Equity-Accounted Investees - Summary of Interest in Joint Venture (Details) - CAD ($) $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2022
Disclosure of joint ventures [line items]
Beging Balance	$ 412,858
Capital contributions					$ 514,700
Distributions	0	$ 10,481	[1]	$ 0
Ending Balance	519,255	412,858			519,255
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Beging Balance	412,858	0			0
Capital contributions	119,137	395,569
Share of net earnings (loss)	(43,002)	32,913
Share of other comprehensive income	31,923	9,878
Distributions	(1,661)	(25,502)
Ending Balance	$ 519,255	$ 412,858		$ 0	$ 519,255

[1]	Adjustment to provisional amounts — refer to note 5(b).